BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE T - BUSINESS COMBINATIONS

Reverse Merger

As described in Note A - Organization and Principles of Consolidation and Basis of Presentation above, the Company consummated the Merger dated December 22, 2020 with AerSale Aviation and in connection therewith, Monocle merged with and into the Company, whereby the Company survived the Merger and became the successor issuer to Monocle by operation of Rule 12g-3 under the Securities Exchange Act of 1934, as amended. The Company directly acquired AerSale Aviation for aggregate consideration of $317,156,260, consisting of approximately $13,051,000 in cash and 30,410,540 shares of Company Common Stock at $10.00 per share. As additional consideration, the pre-Merger holders of AerSale Aviation common stock and the holders of in-the-money SARs received a contingent right to receive up to 3,000,000 additional shares of the Company’s Common Stock. The Merger has been accounted for as a Reverse Recapitalization in accordance with U.S. GAAP. For accounting purposes, Monocle is considered the “acquired” company and AerSale Aviation is considered the “acquirer.” The Company received cash proceeds in the amount of $48,608,000 resulting from the Merger, which was recorded as additional paid in capital.

ACT Acquisition

On January 7, 2020 the Company acquired all of the outstanding shares of Aircraft Component Technologies, Inc. (ACT), a Florida corporation located in Miami, Florida, for $16,976,000 in cash. The purpose of the acquisition was to improve the Company’s profitability by enhancing service in its TechOps segment. The results of ACT operations have been included in the consolidated financial statements since the acquisition date. All assets and liabilities of ACT were recorded at their fair market value, and to the extent that the purchase cost exceeded the fair market value of the net assets, that excess was recorded as goodwill, all of which is deductible for federal income tax purposes. The goodwill is attributable to the general reputation of the business and the collective experience of ACT’s management and employees. ACT’s revenues and income from operations from January 7, 2020 through December 31, 2020 were $6,532,000 and $700,000, respectively. The purchase price for ACT was allocated as follows:

Acquisition Date
Fair Values
Accounts receivable	$1,442,000
Deposits, prepaid expenses, and other current assets	22,000
Property and equipment	381,000
Other intangible assets	10,096,000
Goodwill	6,002,000
Accounts payable	(134,000)
Accrued expenses	(833,000)
Total purchase price	$16,976,000

The intangible assets included above consist of the following:

Fair Value
Trademark and trade name (indefinite lived)	$200,000

Fair Value
FAA part 145 certificate (indefinite lived)	$796,000

	Useful Life In
	Years	Fair Value
Customer relationships	10	$9,100,000

Qwest Acquisition

On June 10, 2019, the Company  acquired all of the outstanding shares of a used serviceable material distributor and certified repair facility, Qwest Air Parts, Inc. (“Qwest”), a Florida  corporation located in Memphis, Tennessee, for $26,081,000. The purpose of the acquisition  was to improve the Company’s profitability by enhancing  service in its Asset Management Solutions  segment. The results of Qwest operations have been included in the Company’s consolidated financial statements since the acquisition  date. All assets and liabilities of Qwest were revalued to their fair market value, and to the extent that the purchase cost exceeded the fair market value of the net assets, that excess was classified as goodwill. The goodwill is attributable to the general reputation of the business and the collective experience of Quest’s management and employees. The goodwill is not expected to be deductible for Federal tax purposes. Qwest’s revenues and income from operations from June 10, 2019 through  December 31, 2019 were $10,396,000 and $1,815,000, respectively. This business mainly operates as part of the Company’s Asset Management Solutions segment. The purchase price for Qwest was allocated as follows:

Acquisition Date
Fair Values
Accounts receivable	$2,714,000
Inventory	3,289,000
Deposits, prepaid expenses, and other current assets	218,000
Property and equipment	567,000
Other intangible assets	10,324,000
Goodwill	13,402,000
Accounts payable	(410,000)
Accrued expenses	(1,151,000)
Deferred tax liability	(2,872,000)
Total purchase price	$26,081,000

The intangible assets included above consist of the following:

Fair Value
FAA part 145 certificate (indefinite-lived)	$724,000

	Useful Life In
	Years	Fair Value
Customer relationships	10	$9,600,000

Avborne Acquisition

On November  28, 2018, the Company  acquired all of the outstanding shares Avborne Component Solutions (“Avborne”). The purpose of the acquisition  was to improve the Company’s profitability by enhancing service in its TechOps segment. In connection  with the acquisition,  all assets and liabilities of the acquired company were revalued to their fair market value, and to the extent that the purchase cost exceeded the fair market value of the assets, that excess was classified as goodwill. The purchase price of Avborne was $22,284,000 and was accounted  for as a business acquisition. Avborne’s revenues and income from operations from November  28, 2018 through  December 31, 2018 were $1,829,000 and $69,000, respectively. This business mainly operates as part of the Company’s TechOps segment. The purchase price for Avborne was allocated as follows:

Acquisition Date
Fair Values
Accounts receivables, net	$2,680,000
Inventory	5,500,000
Deposits, prepaid expenses and other current assets	211,000
Fixed assets	1,733,000
Deferred tax asset	3,848,000
Intangible assets	10,000,000
Goodwill	63,000
Accounts payable, net	(1,249,000)
Accrued taxes	(37,000)
Accrued expenses	(465,000)
Total purchase price	$22,284,000

The intangible assets included above consist of the following:

Fair Value
Trademarks	$600,000
FAA certificate	7,300,000
Total intangible assets with indefinite lives	$7,900,000

	Useful Life
	In Years	Fair Value
Customer relationships	10	$2,100,000
Total intangible assets with definite lives		$2,100,000

The following unaudited pro forma information presents our consolidated results of operations as if ACT, Qwest and Avborne had been included in our consolidated results since January  1, 2018:

	Year Ended December 31,
	(Unaudited)
	2020	2019	2018
Revenues	$208,938,000	$324,871,000	$333,215,000
Net income from continuing operations	$8,483,000	$21,497,000	$34,351,000
Net revenue (loss) attributable to AerSale Corporation common shareholders	$8,483,000	$(13,136,000)	$(17,099,000)
Earnings (loss) per share attributable to AerSale Corporation - basic	$8.09	$(354.93)	$(461.99)
Earnings (loss) per share attributable to AerSale Corporation - diluted	$7.61	$(354.93)	$(461.99)

The unaudited pro forma financial information is presented for informational purposes only, and may not necessarily reflect the Company’s future results of operations or what the results of operations would have been had the Company  owned and operated ACT, Qwest and Avborne as of January  1, 2018.